Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$ (32,089)	$ (48,716)
Other	(27,258)	(17,105)
Warrants	(1,039,489)	(997,596)
Deferred Tax Assets:
Stock options for services	1,275,925	1,230,522
Net operating loss carry-forward	4,510,554	3,927,921
Reserve for future charge backs	28,309	26,037
Valuation allowance	(4,715,952)	(4,121,063)
Net deferred tax assets (liabilities)